Investment Objectives and Goals - Climate Global - Climate Resilient REIT Index ETF	Mar. 09, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Climate Global - Climate Resilient REIT Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Climate Global - Climate Resilient REIT Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Climate Global - Climate Resilient REIT Index (the “Index”).